INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	2025	2024
	US$’000	US$’000
Cost
At January 1	794	761
Additions	8	54
Disposals	(9)	(11)
Exchange difference	41	(10)
At December 31	834	794
Accumulated amortization
At January 1	(684)	(637)
Amortization	(58)	(65)
Disposals	9	11
Exchange difference	(36)	7
At December 31	(769)	(684)
Net book value
At December 31	65	110